Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

The following table presents unaudited supplemental pro forma consolidated results of operations information for the thirty-nine weeks ended September 30, 2012. The unaudited supplemental pro forma consolidated results of operations information gives effect to certain adjustments, including depreciation and amortization of the assets acquired and liabilities assumed based on their estimated fair values and changes in interest expense resulting from changes in consolidated debt, as if the Sunflower Transaction occurred at the beginning of 2011:

Thirty-Nine Weeks Ended September 30, 2012
Net sales	$1,512,022
Net income	$16,969

The unaudited supplemental pro forma consolidated results of operations information gives effect to certain adjustments, including depreciation and amortization of the assets acquired and liabilities assumed based on their estimated fair values and changes in interest expense resulting from changes in consolidated debt, as if the Henry’s Transaction occurred at the beginning of 2010 and the Sunflower Transaction occurred at the beginning of 2011:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Net sales	$1,138,219	$1,722,655	$1,990,963
Net income (loss)	$(2,641)	$(54,112)	$20,672

Henry's Holdings LLC [Member]
Consideration Transferred

Consideration transferred was determined as follows:

Fair Value of Consideration Transferred
Cash paid to Liquidating Trust	$199,146
Fair value of Company’s shares issued	146,137
Cash paid to extinguish Sprouts Arizona debt (net of cash acquired)	32,085
Cash paid to redeem Sprouts Arizona preferred membership units	1,680

Total purchase price	$379,048

Allocation of Purchase Price

The Company’s allocation of purchase price in the Henry’s Transaction was as follows:

Net assets acquired:
Inventory	$35,105
Other current assets	4,092
Property and equipment	130,219
Intangible assets	188,613
Other assets	1,412
Liabilities assumed:
Current liabilities	(36,519)
Capital lease obligations	(3,990)
Financing lease obligations	(63,162)
Other long-term liabilities	(13,570)
Deferred taxes	(7,756)
Goodwill	144,604

Total purchase price	$379,048

Identifiable Intangible Assets Acquired

Identifiable intangible assets acquired consist of the following (in thousands):

Trade names (indefinite-lived)	$182,937
Liquor licenses (indefinite-lived)	247
Favorable leasehold interests (13.5 years weighted average useful life)	5,429

Total intangible assets	$188,613

Sunflower Farmers Markets, Inc. [Member]
Consideration Transferred

Consideration transferred was determined as follows:

Fair Value of Consideration Transferred
Cash paid to Sunflower	$108,517
Fair value of Company’s shares issued	89,605
Cash paid to extinguish Sunflower’s debt, net of cash acquired	21,358

Total purchase price	$219,480

Allocation of Purchase Price

The Company’s allocation of purchase price in the Sunflower Transaction is as follows:

Net assets acquired:
Inventory	$33,321
Deferred tax asset	2,308
Other current assets	3,859
Property and equipment	67,347
Intangible assets	7,416
Other assets	1,246
Liabilities assumed:
Current liabilities	(36,534)
Financing lease obligations	(22,616)
Deferred tax liability	(412)
Other long-term liabilities	(6,103)
Goodwill	169,648

Total purchase price	$219,480

Identifiable Intangible Assets Acquired

Identifiable intangible assets consist of the following:

Trade name (10 year useful life)	$1,800
Liquor licenses (indefinite-lived)	1,070
Favorable leasehold interests (12.3 years weighted average useful life)	4,546

Total intangible assets	$7,416